Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Cash Flow Information Related to Leases	Cash flow information related to leases consists of the following:
	For the years ended December 31,
	2021	2022
	RMB	RMB
Operating cash payments for operating leases	1,804,116	3,031,888
Right-of-use assets obtained in exchange for operating lease liabilities	—	—